Consolidated Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–134.56%(b)(c)
Aerospace & Defense–3.76%
Element Materials Technology Group US Holdings, Inc. (EM Midco 2 US LLC), Term Loan (3 mo. Term SOFR + 4.25%)	7.68%	07/06/2029	$136	$137,552
Engineering Research and Consulting LLC, First Lien Term Loan (6 mo. Term SOFR + 5.00%)(d)	8.92%	08/15/2031	1,578	1,380,714
FDH Group Acquisition, Inc.
Delayed Draw Term Loan(d)(e)(f)	0.00%	10/21/2031	836	837,727
Delayed Draw Term Loan (3 mo. Term SOFR + 4.75%)(d)(e)	8.75%	10/21/2031	524	525,538
Term Loan B (3 mo. Term SOFR + 4.75%)(d)(e)	8.75%	11/04/2031	3,612	3,619,384
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.75%)	7.78%	04/30/2028	1,195	1,166,420
KKR Apple Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	09/22/2028	1,099	1,104,669
NAC Aviation 8 Ltd. (Ireland), Revolver Loan(d)(f)	0.00%	12/31/2026	1,826	1,826,168
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.75%)	7.69%	02/01/2028	1,847	1,625,430
Propulsion (BC) Newco LLC (aka ITP Aero)
Term Loan (3 mo. Term SOFR + 2.75%)	6.74%	09/14/2029	1,505	1,513,614
Term Loan(g)	–	11/30/2032	1,646	1,655,857
Rand Parent LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.00%	03/18/2030	3,172	3,179,899
TransDigm, Inc.
Term Loan K (3 mo. Term SOFR + 2.25%)	6.25%	03/22/2030	1,767	1,770,993
Term Loan M (1 mo. Term SOFR + 2.50%)	6.50%	08/30/2032	625	626,840
				20,970,805
Air Transport–1.34%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.)
Term Loan B (3 mo. Term SOFR + 2.25%)	6.13%	04/20/2028	4,437	4,439,915
Term Loan B (3 mo. Term SOFR + 3.25%)	7.13%	05/07/2032	592	595,220
Stonepeak Nile Parent LLC, Term Loan B-1 (3 mo. Term SOFR + 2.27%)	6.16%	04/11/2032	2,421	2,424,659
				7,459,794
Automotive–4.85%
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.03%	04/06/2028	445	442,057
Highline Aftermarket Acquisition LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.32%	02/15/2030	2,331	2,348,584
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (3 mo. Term SOFR + 2.50%)	6.42%	04/23/2031	3,116	3,120,076
M&D Distributors
Delayed Draw Term Loan (3 mo. Term SOFR + 6.15%)(d)(e)	9.97%	08/31/2028	2,317	2,293,737
Revolver Loan (3 mo. Term SOFR + 6.15%)(d)(e)	10.11%	08/31/2028	643	636,950
Revolver Loan(d)(e)(f)	0.00%	08/31/2028	539	533,449
Term Loan (3 mo. Term SOFR + 6.15%)(d)(e)	9.97%	08/31/2028	6,559	6,493,845
Mavis Tire Express Services Topco Corp., Term Loan B (3 mo. Term SOFR + 3.00%)	6.92%	05/04/2028	4,753	4,770,873
Muth Mirror Systems LLC, Revolver Loan (Acquired 04/23/2025-09/30/2025; Cost $1,330,466)(d)(h)	0.00%	03/31/2027	1,331	727,956
OPENLANE, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.36%	10/01/2032	1,024	1,027,132
Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	6.87%	09/11/2031	2,573	2,580,138
PowerStop LLC, Term Loan B (3 mo. Term SOFR + 4.75%)	8.55%	01/24/2029	1,167	977,075
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 2.81%)	6.61%	07/16/2031	1,025	1,025,921
Wand NewCo 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	01/30/2031	80	80,029
				27,057,822
Beverage & Tobacco–0.88%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.98%	07/31/2028	3,982	3,997,000
City Brewing Co. LLC
First Lien Term Loan (3 mo. USD LIBOR + 7.00%)(d)	10.82%	09/30/2030	1,327	544,001
Term Loan (3 mo. Term SOFR + 7.00%)(d)	10.82%	09/30/2030	446	383,547
				4,924,548
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Brokers, Dealers & Investment Houses–1.68%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.95%	08/02/2028	$1,786	$1,787,063
Creative Planning (CPI Holdco B LLC)
Incremental Term Loan(g)	–	05/17/2031	664	665,357
Term Loan B (1 mo. Term SOFR + 2.00%)	5.92%	05/17/2031	569	569,817
Envestnet, Inc. (BCPE Pequod Buyer, Inc), Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	11/25/2031	994	998,165
EP Wealth Advisors LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.89%	10/06/2032	572	574,402
GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)
Delayed Draw Term Loan(f)	0.00%	06/04/2032	382	382,267
Term Loan B (3 mo. Term SOFR + 3.19%)	7.46%	06/04/2032	2,240	2,238,991
Orion US Finco (OSTTRA)
Second Lien Term Loan B (3 mo. PRIME + 4.00%)	9.43%	05/20/2033	416	420,489
Term Loan B (3 mo. Term SOFR + 3.50%)	7.43%	05/20/2032	1,247	1,252,709
Victory Capital Operating LLC (Victory Capital Management), Term Loan (3 mo. Term SOFR + 2.00%)	6.10%	09/15/2032	485	488,424
				9,377,684
Building & Development–4.74%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	05/28/2030	2,800	2,816,866
Chariot Buyer LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	07/22/2032	2,455	2,464,300
Empire Today LLC
Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 11/18/2024-06/25/2025; Cost $3,449,135)(d)(h)	9.10%	08/03/2029	4,727	2,898,143
Term Loan A (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $1,277,886)(d)(h)	9.60%	08/03/2029	1,408	1,216,709
Term Loan B (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $1,364,331)(d)(h)	9.60%	08/03/2029	1,388	1,200,017
Green Infrastructure Partners (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.75%	09/17/2032	1,196	1,201,729
Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.00%	06/17/2031	844	843,022
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	7.25%	12/22/2028	771	776,664
Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	10.50%	12/21/2029	593	603,716
Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.50%) (Acquired 09/11/2023-10/17/2023; Cost $1,912,137)(h)	7.44%	04/01/2028	2,118	1,437,081
IPS Corp./CP Iris Holdco
Delayed Draw Term Loan(f)	0.00%	10/18/2032	301	299,977
Term Loan B (1 mo. Term SOFR + 4.00%)	7.92%	10/18/2032	2,435	2,429,817
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	8.25%	04/29/2029	2,262	1,685,458
OmniMax International LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.62%)(d)(e)	9.92%	12/06/2031	1,174	1,178,094
Term Loan B (6 mo. USD LIBOR + 5.75%)(d)(e)	9.59%	12/06/2031	3,801	3,814,319
Pinnacle Buyer LLC (Summit Cos.)
Delayed Draw Term Loan(f)	0.00%	09/11/2032	249	250,855
Term Loan B (3 mo. Term SOFR + 2.50%)	6.49%	10/15/2032	1,297	1,304,447
				26,421,214
Business Equipment & Services–19.13%
AlixPartners LLP, Term Loan (1 mo. Term SOFR + 2.00%)	5.92%	07/30/2032	756	755,954
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	08/06/2032	3,784	3,804,096
Cloud Software Group, Inc.
Term Loan B (3 mo. Term SOFR + 3.25%)	7.25%	08/09/2032	1,110	1,109,065
Term Loan B-2 (3 mo. Term SOFR + 3.25%)	7.25%	03/21/2031	2,540	2,536,230
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	11.67%	02/12/2029	1,012	902,315
Term Loan (3 mo. Term SOFR + 4.00%)	8.17%	02/10/2028	4,615	4,431,629
CV Intermediate Holdco Corp. (Class Valuation)
Delayed Draw Term Loan (3 mo. Term SOFR + 5.65%)(d)(e)	9.53%	03/31/2026	11,220	11,220,317
First Lien Term Loan (3 mo. Term SOFR + 5.65%)(d)(e)	9.49%	09/30/2027	7,581	7,580,587
Revolver Loan(d)(e)(f)	0.00%	03/31/2026	1,177	1,177,317
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
D&H United Fueling Solutions
Delayed Draw Term Loan B (3 mo. Term SOFR + 5.15%)(d)(e)	9.32%	09/15/2028		$1,395	$1,368,589
Incremental Delayed Draw Term Loan(d)(e)(f)	0.00%	09/15/2028		411	402,871
Incremental Term Loan (3 mo. Term SOFR + 5.15%)(d)(e)	9.15%	09/15/2028		3,077	3,019,003
Revolver Loan (3 mo. PRIME + 4.00%)(d)(e)	11.25%	09/15/2028		198	194,721
Revolver Loan(d)(e)(f)	0.00%	09/15/2028		7	6,715
Esquire Deposition Solutions LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.25%)(d)(e)	9.25%	12/30/2027		2,503	2,482,833
Incremental Delayed Draw Term Loan (3 mo. Term SOFR + 5.25%)(d)(e)	9.25%	12/30/2027		3,494	3,466,091
Revolver Loan (3 mo. Term SOFR + 5.25%)(d)(e)	9.25%	12/30/2027		154	152,269
Revolver Loan(d)(e)(f)	0.00%	12/30/2027		1,126	1,116,641
Term Loan (3 mo. Term SOFR + 5.25%)(d)(e)	9.25%	12/30/2027		11,219	11,128,949
Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.00%)	6.95%	02/01/2029		4,220	4,222,774
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	7.67%	05/12/2028		1,795	1,644,804
Lamark Media Group LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.00%)(d)(e)	9.00%	10/14/2027		1,585	1,585,136
Revolver Loan(d)(e)(f)	0.00%	10/14/2027		1,087	1,086,640
Term Loan (3 mo. Term SOFR + 5.00%)(d)(e)	9.00%	10/14/2027		2,387	2,399,305
Term Loan (3 mo. Term SOFR + 5.00%)(d)(e)	9.00%	10/14/2027		7,321	7,321,235
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.00%	08/11/2028		525	464,351
Monitronics International, Inc., DIP Term Loan A (3 mo. Term SOFR + 7.50%) (Acquired 06/30/2023-02/16/2024; Cost $7,351,134)(d)(h)	11.76%	06/30/2028		7,344	7,340,079
Netrix LLC
Revolver Loan(d)(e)(f)	0.00%	10/31/2031		735	723,707
Term Loan A (1 mo. Term SOFR + 5.50%)(d)(e)	9.42%	10/31/2031		4,265	4,201,293
OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.75%)	7.42%	03/02/2028		1,002	1,004,328
Orchid Merger Sub II LLC, Term Loan (3 mo. Term SOFR + 4.75%) (Acquired 11/12/2021-01/05/2022; Cost $2,526,868)(h)	8.77%	07/27/2027		2,583	1,260,197
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.67%	01/31/2028		1,107	1,115,502
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.42%	11/05/2032		3,860	3,843,410
Socotec (Holding SAS) (France), Term Loan B (3 mo. Term SOFR+ 3.37%)	7.37%	06/02/2031		461	465,509
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.39%	03/04/2028		9,761	8,023,666
team.blue (Netherlands), Term Loan (3 mo. Term SOFR + 3.25%)	7.37%	07/12/2032		335	336,311
Thermostat Purchaser III, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	8.25%	08/31/2028		558	558,195
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%)(d)	9.87%	03/20/2027		852	680,375
VFS Global (Switzerland), Term Loan B (6 mo. Term SOFR + 2.50%)(d)	6.29%	09/23/2032		1,521	1,522,210
					106,655,219
Cable & Satellite Television–5.01%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	7.03%	10/31/2027	EUR	472	435,461
Term Loan (3 mo. Term SOFR + 4.00%)	8.90%	10/31/2027		250	186,974
Term Loan B (3 mo. EURIBOR + 5.00%)	7.03%	10/31/2027	EUR	1,075	991,065
Atlantic Broadband Finance LLC (Cogeco), Term Loan B-1 (1 mo. Term SOFR + 2.75%)	7.17%	09/18/2030		1,103	1,073,252
Lightning Finco Ltd. (LiveU) (United Kingdom)
Term Loan B-1 (6 mo. Term SOFR + 5.88%)(d)(e)	10.22%	08/31/2028		17,301	17,300,530
Term Loan B-2 (6 mo. EURIBOR + 5.50%)(d)(e)	7.54%	08/31/2028	EUR	1,776	2,060,192
SFR-Numericable (YPSO, Altice France) (France)
Term Loan B-11 (3 mo. Term SOFR + 4.13%)	8.11%	04/30/2028		128	126,854
Term Loan B-12 (3 mo. Term SOFR + 5.06%)	9.05%	10/30/2028		1,004	999,387
Term Loan B-13 (3 mo. Term SOFR + 5.38%)	9.36%	05/14/2029		1,378	1,374,312
Term Loan B-14 (3 mo. EURIBOR + 6.88%)	8.89%	05/31/2031	EUR	768	892,920
Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.11%)	6.07%	04/30/2028		206	206,295
Virgin Media 02 - LG (United Kingdom), Term Loan Y (6 mo. Term SOFR + 3.25%)	7.05%	03/31/2031		2,327	2,287,762
					27,935,004
Chemicals & Plastics–13.90%
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.25%	12/14/2029		2,368	2,126,412
Ascend Performance Materials Operations LLC, Term Loan (Acquired 02/11/2021-01/31/2025; Cost $5,149,366)(h)(i)(j)	0.00%	08/27/2026		5,470	75,898
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Chemicals & Plastics–(continued)
Caldic (Pearls BidCo) (Netherlands), Term Loan B (3 mo. Term SOFR + 4.00%)	7.09%	02/26/2029	$2,583	$2,385,061
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.00%)	6.96%	11/01/2030	2,284	2,292,340
Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 4.38%)	7.61%	10/04/2029	1,668	1,623,957
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	10.94%	10/04/2030	967	954,553
Eastman Tire Additives (River Buyer, Inc.)
First Lien Term Loan (1 mo. Term SOFR + 5.36%)	9.28%	08/01/2029	2,125	318,704
First Lien Term Loan (3 mo. Term SOFR + 6.25%)	10.17%	08/01/2029	1,727	1,390,761
Fortis 333, Inc. (Ineos Composites), Term Loan B (3 mo. Term SOFR + 3.50%)	7.50%	02/06/2032	348	342,887
Gougeon Holdings Co., Inc.
Delayed Draw Term Loan(d)(e)(f)	0.00%	05/30/2031	1,084	1,088,398
Revolver Loan (3 mo. PRIME + 3.75%)(d)(e)	10.75%	05/30/2031	43	43,363
Revolver Loan(d)(e)(f)	0.00%	05/30/2031	499	498,668
Term Loan A (3 mo. Term SOFR + 4.78%)(d)(e)	8.57%	05/30/2031	2,703	2,714,191
Hasa Intermediate Holdings LLC
Incremental Delayed Draw Term Loan(d)(f)	0.00%	01/10/2029	108	108,130
Incremental Delayed Draw Term Loan(d)(e)(f)	0.00%	01/10/2029	1,389	1,389,409
Incremental Delayed Draw Term Loan (3 mo. Term SOFR + 4.75%)(d)(e)	8.34%	01/10/2029	115	115,205
Incremental Term Loan (3 mo. Term SOFR + 4.75%)(d)	8.71%	01/10/2029	1,089	1,089,046
Revolver Loan(d)(e)(f)	0.00%	01/10/2029	1,459	1,459,143
Revolver Loan (3 mo. Term SOFR + 4.50%)(d)(e)	8.48%	01/10/2029	513	512,672
Term Loan (3 mo. Term SOFR + 4.50%)(d)(e)	8.46%	01/10/2029	13,259	13,258,655
Ineos Quattro (STYRO), Term Loan (1 mo. Term SOFR + 4.25%)	8.17%	10/01/2031	1,371	1,027,256
Ineos US Finance LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	02/07/2031	1,846	1,535,295
MicroCare Holdings LLC
Delayed Draw Term Loan(d)(e)(f)	0.00%	08/08/2031	1,225	1,216,299
Revolver Loan(d)(e)(f)	0.00%	08/08/2031	1,226	1,207,108
Term Loan (1 mo. PRIME + 5.25%)(d)(e)	8.87%	08/08/2031	7,549	7,435,784
Nouryon Finance B.V., Term Loan B-1 (6 mo. Term SOFR + 3.25%)	7.04%	04/03/2028	85	85,085
Oxea Corp. (OQ Chemicals), Term Loan B-2 (3 mo. Term SOFR + 3.50%)	8.29%	04/07/2031	6,027	5,330,419
Proampac PG Borrower LLC, Term Loan (1 mo. Term SOFR + 4.00%)	7.90%	09/15/2028	3,330	3,340,003
Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.50%)	6.58%	05/03/2028	2,704	451,192
Term Loan A (3 mo. Term SOFR + 8.50%)	12.41%	05/03/2028	830	759,692
Term Loan B (3 mo. Term SOFR + 8.50%)	12.40%	05/03/2028	6,110	5,618,426
Term Loan C (3 mo. Term SOFR + 8.69%)	12.40%	05/03/2028	722	658,726
USALCO LLC
Delayed Draw Term Loan(f)	0.00%	09/30/2031	167	168,031
Term Loan (1 mo. Term SOFR + 3.50%)	7.42%	09/30/2031	1,612	1,618,675
V Global Holdings LLC
Revolver Loan (1 mo. Term SOFR + 5.75%)(d)(e)	9.82%	12/22/2027	628	585,530
Revolver Loan(d)(e)(f)	0.00%	12/22/2027	964	897,990
Term Loan (3 mo. USD LIBOR + 5.90%)(d)(e)	9.77%	12/22/2027	12,628	11,769,504
				77,492,468
Clothing & Textiles–0.41%
Varsity Brands Holding Co., Inc., Term Loan (3 mo. Term SOFR + 3.00%)	7.03%	08/26/2031	2,289	2,298,404
Conglomerates–0.27%
CoorsTek, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)(d)	6.86%	10/11/2032	1,499	1,514,571
Containers & Glass Products–9.30%
Berlin Packaging LLC, Term Loan (1 mo. Term SOFR + 3.25%)	7.25%	06/07/2031	3,693	3,703,039
Duran Group (Germany), Term Loan C-2 (1 mo. Term SOFR + 5.18%)(d)	9.19%	05/31/2026	3,302	3,302,369
Flex Acquisition Co., Inc.
Delayed Draw Term Loan(f)	0.00%	04/30/2032	44	43,769
Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	04/30/2032	2,589	2,575,897
Iris Holding, Inc. (Intertape), First Lien Term Loan (3 mo. Term SOFR + 4.75%)	8.69%	06/28/2028	2,203	2,136,679
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Keg Logistics LLC
Revolver Loan (3 mo. Term SOFR + 6.90%)(d)(e)	10.73%	11/23/2027		$1,663	$1,620,269
Term Loan (3 mo. Term SOFR + 6.41%)(d)(e)	10.73%	11/23/2027		25,257	24,613,014
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-01/23/2025; Cost $5,110,420)(h)	10.51%	11/22/2027		5,241	5,067,194
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	9.21%	10/04/2028		1,551	1,573,915
Term Loan A-2, (1 mo. Term SOFR + 1.50%)	5.57%	10/04/2028		2,507	1,958,651
Plastipak Packaging, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.42%	09/10/2032		1,836	1,836,616
Pregis Corp., Term Loan B (1 mo. Term SOFR + 4.00%)	7.92%	02/01/2029		1,698	1,708,789
Ring Container Technologies Group LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	09/10/2032		504	504,181
TricorBraun, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	03/03/2031		1,198	1,186,634
					51,831,016
Cosmetics & Toiletries–1.07%
Bausch and Lomb, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	7.92%	09/29/2028		1,313	1,318,304
Term Loan B (1 mo. Term SOFR + 4.25%)	8.17%	01/30/2031		2,760	2,781,875
KDC/ONE Development Corp., Inc. (Canada), Term Loan (1 mo. Term SOFR + 3.50%)	7.42%	08/15/2028		587	589,186
Reckitt Essential Home (Lavender B.V./US Holdco), Term Loan(g)	–	09/27/2032		930	933,670
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	6.82%	06/29/2028	EUR	350	372,617
					5,995,652
Ecological Services & Equipment–1.43%
Anticimex Global AB (Sweden)
Term Loan (3 mo. Term SOFR + 3.02%)	6.81%	11/17/2031		382	385,020
Term Loan B-6 (1 mo. Term SOFR + 2.90%)	6.81%	11/16/2028		998	1,003,375
Arden University (BidCo Ltd.) (United Kingdom), Term Loan (3 mo. EURIBOR + 4.75%)	6.82%	10/13/2032	EUR	467	505,329
Deep Blue Midland Basin LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.73%	09/17/2032		1,215	1,219,858
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.25%)	7.17%	09/20/2030		2,513	2,530,352
Groundworks LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 3.50%)	6.93%	03/14/2031		45	45,345
Delayed Draw Term Loan(f)	0.00%	03/14/2031		240	241,072
Term Loan (1 mo. Term SOFR + 3.50%)	6.93%	03/14/2031		1,533	1,539,824
MIP V Waste LLC (GreenWaste), Term Loan B (3 mo. Term SOFR + 2.75%)(d)	6.59%	08/13/2032		200	200,669
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 2.75%)	6.79%	10/24/2031		283	284,125
					7,954,969
Electronics & Electrical–9.66%
AQA Acquisition Holding, Inc. (SmartBear), Term Loan B (3 mo. Term SOFR + 4.00%)	7.84%	03/03/2028		1,402	1,329,043
Boxer Parent Co., Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.82%	07/30/2031		1	231
Delta Topco, Inc. (Infoblox, Inc.), Term Loan B (3 mo. Term SOFR + 2.75%)	6.75%	11/30/2029		1,310	1,304,654
Duck Creek Technologies, Inc. (Disco Parent, Inc.), Term Loan (3 mo. Term SOFR + 3.25%)(d)	7.07%	08/15/2032		688	691,945
EverCommerce, Term Loan B (1 mo. Term SOFR + 2.25%)	6.17%	07/06/2028		104	103,669
Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%)(d)	8.44%	12/14/2031		1,040	1,038,835
Term Loan B-2 (3 mo. Term SOFR + 4.50%)(d)	8.44%	12/05/2031		518	517,472
Gryphon Debt Merger Sub, Inc. (aka Altera) (United Kingdom), Term Loan B (6 mo. Term SOFR + 3.00%)	6.85%	06/30/2032		2,231	2,244,756
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	8.25%	09/30/2028		1,199	1,204,005
Infinite Electronics
First Lien Incremental Term Loan (1 mo. Term SOFR + 6.25%)(d)	10.14%	03/02/2028		913	915,212
First Lien Term Loan (3 mo. Term SOFR + 3.25%)	7.85%	03/02/2028		1,209	1,195,771
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.10%	03/02/2029		441	421,891
Instructure Holdings, Inc.
Second Lien Term Loan (6 mo. Term SOFR + 5.00%)	8.84%	09/10/2032		774	777,128
Term Loan (3 mo. Term SOFR + 2.75%)	6.75%	11/13/2031		80	80,800
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
ION Platform Finance US, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	7.69%	09/30/2032		$4,663	$4,447,653
KnowBe4 (aka Oranje MidCo LLC), Term Loan B (3 mo. Term SOFR + 3.75%)	7.59%	07/26/2032		2,329	2,336,836
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (6 mo. Term SOFR + 6.50%)(d)	12.02%	08/17/2028		1,049	1,007,127
Term Loan B (6 mo. GBP SONIA + 7.03%)(d)	11.24%	07/10/2028	GBP	787	1,004,072
Mavenir Systems, Inc., Second Lien Term Loan(d)	12.00%	07/26/2030		283	202,145
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	10.09%	07/27/2028		2,154	2,174,159
McAfee LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	03/01/2029		485	449,991
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.50%)	8.09%	07/01/2031		2,167	2,129,555
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 7.00%) (Acquired 01/14/2022-09/10/2025; Cost $1,825,580)(d)(h)	9.03%	03/03/2028	EUR	1,611	727,178
Particle Luxembourg S.a.r.l. (WebPros) (Netherlands), Term Loan B (1 mo. Term SOFR + 4.00%)(d)	7.67%	03/28/2031		1,942	1,959,092
Proofpoint, Inc.
Term Loan(g)	–	08/31/2028		441	443,839
Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	08/31/2028		3,457	3,479,126
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.24%	02/01/2029		4,263	3,651,744
First Lien Term Loan (3 mo. Term SOFR + 6.00%)	9.84%	02/01/2029		2,638	2,732,634
RANGE RED OPER, Inc., Second Lien Term Loan (3 mo. Term SOFR + 8.11%) (Acquired 05/29/2025; Cost $0)(d)(h)	11.98%	10/01/2029		1	0
Renaissance Holding Corp., Term Loan (3 mo. Term SOFR + 4.00%)	7.92%	04/05/2030		3,667	3,184,516
Resideo Funding, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	6.04%	08/09/2032		1,083	1,084,142
SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.00%	05/18/2028		2,598	2,296,866
STG-Fairway Acquisitions, Inc., First Lien Term Loan B-3 (1 mo. Term SOFR + 2.75%)	6.67%	10/31/2031		2,408	2,387,131
Storable, Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	04/17/2031		1,374	1,381,229
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.00%)	6.34%	02/10/2031		509	509,637
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%)(d)	7.62%	05/31/2029	EUR	2,576	2,989,032
Term Loan B-2 (6 mo. Term SOFR + 5.96%)(d)	9.84%	05/31/2029		1,454	1,454,228
					53,857,344
Equipment Leasing–0.11%
IFCO Management (Germany), Term Loan B (g)	–	07/30/2032	EUR	539	630,487
Financial Intermediaries–3.31%
AnaCap (AFE S.A. SICAV-RAIF) (Italy)
Delayed Draw Term Loan(d)(f)	0.00%	01/01/2030	EUR	230	267,492
Term Loan (1 mo. EURIBOR + 1.50%)(d)	10.50%	01/01/2030	EUR	170	196,874
Term Loan (3 mo. EURIBOR + 0.20%)(d)	0.20%	01/15/2035	EUR	1,403	0
Term Loan B (3 mo. EURIBOR + 4.00%)(d)	6.02%	01/15/2030	EUR	1,714	1,862,730
AssetMark Financial Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.75%)	6.75%	09/05/2031		705	707,553
BroadStreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	06/13/2031		3,600	3,613,875
Citrin Cooperman Advisors LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.00%	03/31/2032		1,355	1,360,457
Eisner Advisory Group LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 4.00%)(d)	7.92%	02/28/2031		814	824,064
Delayed Draw Term Loan(d)(f)	0.00%	02/28/2031		712	721,057
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	7.92%	02/28/2031		2,177	2,188,329
Grant Thornton Advisors LLC
Incremental Term Loan (1 mo. Term SOFR + 3.00%)	6.92%	06/02/2031		1,042	1,045,920
Term Loan B (1 mo. Term SOFR + 2.75%)	6.46%	06/02/2031		2,090	2,090,908
Hightower Holding LLC., Term Loan B (3 mo. Term SOFR + 2.75%)	6.65%	02/03/2032		350	349,990
NFP Wealth (Chicago US MidCo III)
Delayed Draw Term Loan(d)(f)	0.00%	10/08/2032		133	133,870
Term Loan B (1 mo. Term SOFR + 2.50%)(d)	6.42%	10/08/2032		898	901,391
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	7.89%	02/18/2027		2,211	2,192,718
					18,457,228
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–7.34%
Arnott’s (Snacking Investments US LLC), Term Loan B (3 mo. Term SOFR + 3.00%)	6.84%	10/08/2032		$1,494	$1,506,564
BrightPet (AMCP Pet Holdings, Inc.)
Incremental Term Loan B (3 mo. Term SOFR + 4.15%)(d)(e)	7.99%	10/05/2026		3,850	3,368,504
Revolver Loan (3 mo. Term SOFR + 7.16%)(d)(e)	11.04%	10/05/2026		1,427	1,248,808
Term Loan (3 mo. Term SOFR + 4.15%)(d)(e)	7.99%	10/05/2026		3,787	3,314,018
CHG PPC Parent LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.03%	11/17/2028		418	420,904
Chobani, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.17%	10/22/2032		845	850,647
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.50%)	9.43%	10/15/2030		1,188	1,182,759
First Lien Term Loan B (3 mo. Term SOFR + 5.50%)	9.43%	10/15/2030		880	876,392
Second Lien Term Loan A (3 mo. Term SOFR + 5.11%)	9.05%	10/15/2030		4,628	3,224,091
Second Lien Term Loan B (3 mo. Term SOFR + 5.00%)	8.93%	10/15/2030		662	461,494
Second Lien Term Loan C (3 mo. Term SOFR + 5.11%)	9.05%	10/15/2030		178	124,291
Term Loan C (3 mo. Term SOFR + 5.00%)	9.43%	10/15/2030		126	125,446
Third Lien Term Loan (3 mo. Term SOFR + 8.11%)(d)	12.05%	04/15/2031		954	391,280
Froneri International PLC (United Kingdom), Term Loan (3 mo. Term SOFR + 2.47%)	6.37%	07/16/2032		2,067	2,070,117
Sigma Holdco B.V. (Netherlands), Term Loan B-12 (6 mo. Term SOFR + 3.91%)	8.30%	12/31/2027		4,290	4,110,826
Solina Group Services (Powder Bidco) (France), Term Loan B (3 mo. Term SOFR + 3.25%)	7.31%	03/07/2029		1,017	1,027,707
Teasdale Foods, Inc., Term Loan (3 mo. Term SOFR + 4.40%)(d)(e)	8.24%	12/18/2025		15,086	12,521,094
Western Smokehouse Partners
Delayed Draw Term Loan(d)(e)(f)	0.00%	03/31/2030		208	205,098
Delayed Draw Term Loan (3 mo. Term SOFR + 4.75%)(d)(e)	9.73%	03/31/2030		201	198,342
Revolver Loan(d)(e)(f)	0.00%	03/31/2030		153	150,568
Term Loan B (1 mo. Term SOFR + 5.75%)(d)(e)	9.73%	03/31/2029		3,584	3,529,828
					40,908,778
Food Service–1.59%
Areas (Pax Midco Spain) (Spain), Term Loan B-5 (3 mo. EURIBOR + 4.00%)	6.04%	12/31/2029	EUR	3,023	3,535,779
Gategroup (Switzerland)
Term Loan (1 mo. Term SOFR + 4.25%)	8.23%	05/28/2032		858	863,331
Term Loan(g)	–	06/10/2032		133	133,320
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	12/15/2030		1,144	1,145,864
Selecta Group B.V. (Netherlands)
Revolver Loan (Acquired 06/06/2025; Cost $1,976,765)(d)(f)(h)	0.00%	08/01/2030	EUR	1,767	1,996,789
Revolver Loan (1 mo. EURIBOR + 5.50%) (Acquired 06/06/2025; Cost $1,169,710)(d)(h)	7.38%	08/01/2030	EUR	1,038	1,172,717
					8,847,800
Forest Products–0.27%
NewLife Forest Restoration LLC, Term Loan (d)(g)	–	04/10/2029		1,495	1,494,985
Health Care–12.13%
Affinity Dental Management, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 6.25%)(d)(e)	10.12%	08/04/2028		1,038	959,287
Revolver Loan (3 mo. Term SOFR + 6.25%)(d)(e)	10.12%	08/04/2028		1,622	1,498,301
Term Loan (3 mo. Term SOFR + 6.25%)(d)(e)	10.12%	08/04/2028		10,538	9,737,459
Ascend Learning LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	12/10/2028		1,468	1,469,540
Boots Group Finco L.P. (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	07/16/2032		1,210	1,219,659
Capitol Imaging Services LLC
Delayed Draw Term Loan(d)(e)(f)	0.00%	01/03/2030		151	149,781
Delayed Draw Term Loan (3 mo. Term SOFR + 5.00%)(d)(e)	8.90%	01/03/2030		451	448,219
Revolver Loan(d)(e)(f)	0.00%	01/03/2030		151	149,781
Revolver Loan (3 mo. Term SOFR + 5.00%)(d)(e)	8.89%	01/03/2030		55	54,466
Term Loan B (3 mo. Term SOFR + 5.25%)(d)(e)	8.96%	12/31/2029		3,168	3,148,835
Cerba (Chrome Bidco) (France)
Incremental Term Loan C (6 mo. EURIBOR + 3.95%)	6.01%	02/16/2029	EUR	1,472	1,266,771
Term Loan B (6 mo. EURIBOR + 3.70%)	5.76%	06/30/2028	EUR	4,056	3,491,680
Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.67%	06/26/2031		149	150,202
Global Medical Response, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.38%	09/13/2032		3,624	3,647,557
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
ImageFirst, Term Loan B (3 mo. Term SOFR + 3.25%)	7.06%	03/15/2032		$689	$692,046
IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.75%)	7.75%	12/06/2028		394	396,703
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (3 mo. Term SOFR + 5.25%)	9.25%	12/17/2028		314	293,966
Term Loan (3 mo. Term SOFR + 4.00%)	8.00%	12/17/2028		1,248	1,123,333
Term Loan (1 mo. Term SOFR + 4.11%)	8.07%	12/17/2028		1,381	1,055,875
Term Loan (1 mo. Term SOFR + 6.87%)	10.82%	12/17/2029		105	65,357
MJH Healthcare Holdings LLC, Term Loan (1 mo. Term SOFR + 2.75%)	6.67%	01/29/2029		43	39,095
Opella (France), Term Loan (3 mo. Term SOFR + 3.06%)	6.90%	04/28/2032		3,236	3,261,015
Pathway Vet Alliance LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)	8.84%	09/30/2029		1,383	1,400,350
Precision Medicine Group LLC, Term Loan B (1 mo. Term SOFR + 3.50%) (Acquired 08/14/2025; Cost $1,707,851)(h)	7.42%	08/13/2032		1,716	1,723,147
Prime Time Healthcare, Incremental Term Loan (3 mo. Term SOFR + 6.37%)(d)(e)	10.25%	09/19/2028		4,114	3,965,701
Quidel Ortho Corp., Term Loan (3 mo. Term SOFR + 4.00%)	8.00%	08/13/2032		1,619	1,613,177
SDB Holdco LLC (Specialty Dental Brands)
Delayed Draw Term Loan(d)(e)(f)	0.00%	03/18/2027		73	76,118
Delayed Draw Term Loan (1 mo. Term SOFR + 7.10%)(d)(e)	11.38%	03/18/2027		2,037	2,134,226
Term Loan A (1 mo. Term SOFR + 7.50%)(d)(e)	11.08%	03/18/2027		18,016	15,295,951
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.00%)(d)	6.99%	09/15/2032		333	334,551
Southern Veterinary Partners LLC, Term Loan B (3 mo. Term SOFR + 2.50%)	6.37%	12/04/2031		2,921	2,920,562
Summit Behavioral Healthcare LLC
First Lien Term Loan (3 mo. Term SOFR + 4.51%)	8.51%	12/31/2029		343	305,463
Term Loan (3 mo. Term SOFR + 5.86%)	10.01%	12/31/2029		76	78,609
TEAM Services Group LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	9.09%	12/20/2027		1,719	1,716,387
TTF Holdings LLC (Soliant), Term Loan B (6 mo. Term SOFR + 3.75%)	7.79%	07/18/2031		2,065	1,750,360
					67,633,530
Home Furnishings–2.62%
A-1 Garage Door Services
Delayed Draw Term Loan (1 mo. Term SOFR + 4.50%)(d)(e)	8.42%	12/22/2028		2,337	2,337,410
Revolver Loan(d)(e)(f)	0.00%	12/22/2028		1,118	1,118,451
Term Loan A (1 mo. Term SOFR + 4.50%)(d)(e)	8.42%	12/22/2028		6,689	6,689,314
Hunter Douglas Holding B.V. (Netherlands), Term Loan B-1 (3 mo. Term SOFR + 3.25%)	7.25%	01/14/2032		932	935,949
Kidde Global Solutions, Term Loan (1 mo. Term SOFR + 3.50%)	7.48%	12/02/2031		986	987,919
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.62%)(d)	11.48%	06/29/2028		178	178,401
Term Loan (3 mo. Term SOFR + 7.50%)	11.62%	06/29/2028		2,532	2,385,119
					14,632,563
Industrial Equipment–6.53%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.20%	08/19/2031		2,609	2,617,154
Associated Spring
Delayed Draw Term Loan (1 mo. Term SOFR + 4.75%)(d)(e)	8.81%	04/04/2030		3,436	3,470,316
Incremental Delayed Draw Term Loan(d)(e)(f)	0.00%	04/04/2030		927	935,786
Incremental Delayed Draw Term Loan (1 mo. Term SOFR + 4.85%)(d)(e)	8.77%	04/04/2030		150	151,386
Incremental Term Loan (1 mo. Term SOFR + 4.85%)(d)(e)	8.81%	04/04/2030		1,395	1,409,392
Revolver Loan(d)(e)(f)	0.00%	04/04/2030		1,209	1,209,413
Term Loan (1 mo. Term SOFR + 4.75%)(d)(e)	8.77%	04/04/2030		5,921	5,979,874
Cleanova US Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.75%)(d)	8.81%	05/22/2032		1,183	1,188,670
Cooper Machinery/Astro Acquisition, Term Loan (6 mo. Term SOFR + 3.25%)	7.12%	08/13/2032		1,032	1,038,885
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 3.50%)	7.42%	08/16/2029		983	989,351
Discovery Energy Holding Co. (Kohler Energy), Term Loan B (3 mo. Term SOFR + 3.75%)	7.75%	05/01/2031		428	430,416
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.67%	10/11/2030		1,806	1,820,808
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Revolver Loan(d)	0.00%	06/04/2026		440	406,937
Revolver Loan(d)(f)	0.00%	06/04/2026		2,560	2,368,063
Term Loan B (3 mo. EURIBOR + 4.50%)	6.58%	01/31/2029	EUR	335	367,138
Term Loan B (3 mo. Term SOFR + 5.26%)	9.26%	02/15/2029		3,241	3,064,527
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Madison IAQ LLC, Term Loan (1 mo. Term SOFR + 3.25%)	6.70%	06/21/2028		$28	$27,918
Sabre Industries, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.45%	08/13/2032		1,055	1,060,415
Sanmina Corp., Term Loan (1 mo. Term SOFR + 2.00%)	5.92%	08/06/2032		397	398,218
Tank Holding Corp.
Revolver Loan(d)(f)	0.00%	03/31/2028		424	389,973
Term Loan (1 mo. Term SOFR + 6.00%)	9.77%	03/31/2028		2,038	1,909,223
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.00%)	5.33%	04/30/2030	EUR	430	503,383
Term Loan B (1 mo. Term SOFR + 3.00%)	7.20%	04/30/2030		1,690	1,701,725
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	7.78%	11/19/2028		2,657	2,666,497
Second Lien Term Loan (1 mo. Term SOFR + 7.00%)(d)	11.03%	11/19/2029		315	302,762
					36,408,230
Insurance–1.83%
Acrisure LLC
Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	11/06/2030		3,773	3,775,907
Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	06/04/2032		566	566,892
CRC Insurance Group LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.75%	05/06/2031		2,588	2,592,902
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	6.42%	07/31/2031		3,234	3,242,822
					10,178,523
Leisure Goods, Activities & Movies–3.73%
ATG Entertainment (United Kingdom), Term Loan (3 mo. Term SOFR + 3.00%)	6.84%	04/29/2032		1,103	1,112,014
Crown Finance US, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.48%	12/02/2031		5,233	5,236,316
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	8.42%	02/05/2029		1,737	1,746,390
Galileo Global Education Finance S.a.r.l. (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 3.25%)	5.29%	07/31/2031	EUR	27	31,110
Herschend Entertainment Co. LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	05/14/2032		691	695,003
LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	6.92%	05/01/2031		843	846,932
Nord Anglia Education, Term Loan (3 mo. Term SOFR + 2.75%)	6.57%	01/09/2032		3,149	3,164,007
Spring Education Group, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	7.25%	10/04/2030		117	117,619
US Fitness LLC
Delayed Draw Term Loan(d)(f)	0.00%	09/04/2031		193	195,422
Revolver Loan(d)(f)	0.00%	09/30/2031		611	603,141
Term Loan B (3 mo. Term SOFR + 5.50%)(d)	9.66%	09/04/2031		2,872	2,904,246
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 0.10%) (Acquired 02/20/2024-10/08/2025; Cost $588,889)(d)(h)	2.20%	12/31/2027	EUR	718	1,124,609
Term Loan (6 mo. EURIBOR + 0.10%) (Acquired 02/20/2024-10/08/2025; Cost $474,318)(d)(h)	2.20%	12/31/2027	EUR	443	694,657
Term Loan (6 mo. EURIBOR + 8.00%)(d)	10.10%	06/30/2027	EUR	199	346,951
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	8.63%	08/13/2031		2,019	1,995,923
					20,814,340
Lodging & Casinos–2.09%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 5.61%)	9.57%	03/11/2030		435	438,227
Term Loan (1 mo. Term SOFR + 1.61%)	5.57%	03/11/2030		401	399,906
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.75%)	7.17%	01/27/2029		2,905	2,904,579
GVC Finance LLC (United Kingdom), Term Loan (1 mo. Term SOFR + 2.09%)	6.25%	07/30/2032		1,072	1,067,985
J&J Ventures Gaming LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	04/26/2030		797	792,334
Tortuga Resorts Ghd LLC, Term Loan(g)	–	08/13/2032		1,493	1,475,998
Voyager Parent LLC, Term Loan B (3 mo. Term SOFR + 4.75%)	8.75%	05/10/2032		4,549	4,559,684
					11,638,713
Nonferrous Metals & Minerals–1.13%
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 2.75%)	6.71%	02/26/2032		2,951	2,959,557
Form Technologies LLC, Term Loan (1 mo. Term SOFR + 5.75%)	9.62%	05/30/2030		1,360	1,213,510
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Nonferrous Metals & Minerals–(continued)
SCIH Salt Holdings, Inc. (Kissner Group)
First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 4.00%)	7.20%	01/31/2029		$1,983	$1,987,712
Term Loan B(g)	–	01/31/2029		129	129,176
					6,289,955
Oil & Gas–2.65%
McDermott International Ltd.
LOC(f)	0.00%	06/30/2027		2,321	2,100,794
LOC (3 mo. Term SOFR + 4.57%)(d)	8.25%	06/30/2027		1,174	968,539
PIK Term Loan, 3.00% PIK Rate, 5.03% Cash Rate (1 mo. Term SOFR + 1.00%)(k)	3.00%	12/31/2027		1,089	862,206
Term Loan (1 mo. Term SOFR + 3.00%)	7.03%	06/30/2027		248	202,346
Meade Pipeline, Term Loan B (3 mo. Term SOFR + 2.00%)	6.00%	09/17/2032		698	702,116
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B(g)	–	02/28/2030		1,819	1,825,304
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan (3 mo. Term SOFR + 2.66%)	6.34%	09/18/2031		2,396	2,408,889
Rockwood Service Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	6.67%	07/30/2031		739	744,043
Stakeholder Midstream, Term Loan (6 mo. Term SOFR + 4.00%)	8.04%	11/20/2030		1,525	1,541,052
Third Coast Super Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	7.67%	09/25/2030		3,226	3,235,546
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	6.42%	11/17/2028		208	209,428
					14,800,263
Publishing–2.17%
Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	03/22/2031		4,528	4,504,198
Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 3.00%)	6.84%	10/30/2030		1,116	1,120,388
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.48%	06/17/2032		1,273	1,099,449
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.25%)	9.27%	04/09/2029		3,138	2,628,517
Second Lien Term Loan B (1 mo. Term SOFR + 8.00%)	12.42%	04/08/2030		2,056	1,472,506
McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 2.77%)	6.67%	08/06/2031		1,258	1,264,681
					12,089,739
Radio & Television–0.15%
iHeartCommunications, Inc., Term Loan (1 mo. Term SOFR + 5.89%)	9.81%	05/01/2029		962	860,984
Retailers (except Food & Drug)–1.56%
Action Holding B.V. (Peer Holdings) (Netherlands), Term Loan B (3 mo. Term SOFR + 2.35%)	6.19%	09/27/2032		1,392	1,395,588
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	01/31/2032		4,190	4,206,530
CNT Holdings I Corp. (1-800 Contacts), Term Loan B (3 mo. Term SOFR + 2.50%)	6.09%	11/08/2032		682	683,532
PetSmart, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.96%	08/06/2032		895	889,502
Savers Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.03%	09/13/2032		1,510	1,516,725
					8,691,877
Surface Transport–2.45%
Beacon Mobility Corp.
Delayed Draw Term Loan(f)	0.00%	08/06/2030		84	84,547
Delayed Draw Term Loan (3 mo. Term SOFR + 3.25%)	7.25%	08/06/2030		131	132,241
Term Loan B (3 mo. Term SOFR + 3.25%)	7.25%	06/17/2030		1,572	1,582,551
First Student Bidco, Inc.
Term Loan B (3 mo. Term SOFR + 2.59%)	6.42%	08/21/2030		3,172	3,181,554
Term Loan C (3 mo. Term SOFR + 2.59%)	6.42%	08/21/2030		581	582,145
Hurtigruten Group AS (Explorer II AS) (Norway)
Term Loan A (6 mo. EURIBOR + 7.50%) (Acquired 02/06/2025-02/18/2025; Cost $1,232,643)(h)	9.58%	01/30/2030	EUR	1,202	1,437,091
Term Loan B (6 mo. EURIBOR + 8.00%) (Acquired 02/06/2025-08/12/2025; Cost $410,384)(h)	10.08%	07/30/2030	EUR	393	416,821
Patriot Rail Co. LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.12%	03/01/2032		699	704,514
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Surface Transport–(continued)
Source Holding Delaware LLC
Delayed Draw Term Loan(d)(e)(f)	0.00%	02/07/2031	$739	$731,454
Delayed Draw Term Loan (3 mo. Term SOFR+ 4.75%)(d)(e)	8.65%	02/07/2031	38	37,976
Revolver Loan(d)(e)(f)	0.00%	02/07/2031	303	300,078
Revolver Loan (3 mo. Term SOFR+ 4.75%)(d)(e)	10.75%	02/07/2031	86	84,637
Term Loan A (3 mo. Term SOFR+ 4.75%)(d)(e)	8.60%	02/07/2031	1,799	1,780,615
STG Distribution LLC, PIK Term Loan, 7.25% PIK Rate, 5.09% Cash Rate (Acquired 10/03/2024-10/08/2025; Cost $990,826)(d)(h)(k)	7.25%	10/03/2029	1,039	1,003,857
Student Transportation of America Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.29%	06/10/2032	1,598	1,609,230
				13,669,311
Telecommunications–3.75%
Cincinnati Bell, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.17%	11/22/2028	34	34,139
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	01/30/2031	3,883	3,915,956
Entrata, Inc., Term Loan (1 mo. Term SOFR + 3.00%)(d)	6.92%	09/20/2032	1,000	1,005,199
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	01/26/2032	496	489,482
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.42%	09/27/2029	589	586,925
Level 3 Financing, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	03/29/2032	5,146	5,163,077
Lumen Technologies, Inc.
Term Loan B-1 (1 mo. Term SOFR + 2.35%)	6.38%	04/15/2029	1	875
Term Loan B-2 (1 mo. Term SOFR + 2.35%)	6.38%	04/15/2030	230	229,220
MLN US HoldCo LLC (dba Mitel)
Term Loan A-1 (1 mo. Term SOFR + 4.00%) (Acquired 06/25/2025-11/24/2025; Cost $1,098,397)(d)(h)	7.95%	06/20/2028	1,117	1,096,702
Term Loan A-2 (1 mo. Term SOFR + 2.00%) (Acquired 06/20/2025-11/24/2025; Cost $3,734,090)(d)(h)	5.95%	06/20/2030	4,283	3,665,028
U.S. TelePacific Corp., Third Lien Term Loan(d)(g)	0.00%	05/02/2027	167	0
Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)	7.13%	05/11/2029	1,211	1,216,520
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.75%)(d)	8.77%	09/25/2031	3,085	3,088,720
Zayo Group Holdings, Inc., Term Loan (1 mo. Term SOFR + 3.61%)	7.53%	03/11/2030	429	407,592
				20,899,435
Utilities–1.72%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	5.92%	09/30/2031	421	422,054
Astoria Energy LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.75%	06/16/2032	826	833,231
Cornerstone Generation LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.09%	10/28/2031	2,988	3,020,186
Covanta Holding Corp., Term Loan B (1 mo. Term SOFR + 2.25%)	6.20%	01/31/2031	958	960,131
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.17%	04/03/2028	1,376	1,386,473
Lackawanna Energy Center LLC, Term Loan (1 mo. Term SOFR + 3.00%)	7.01%	07/23/2032	1,619	1,631,096
Talen Energy Supply LLC, Incremental Term Loan (1 mo. Term SOFR + 2.50%)	6.35%	12/13/2031	1,348	1,353,419
				9,606,590
Total Variable Rate Senior Loan Interests (Cost $778,157,026)				750,299,845
			Shares
Common Stocks & Other Equity Interests–9.92%(l)
Aerospace & Defense–0.19%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $593,748)(d)(h)			320	0
IAP Worldwide Services, Inc., Class A(d)(e)			247,725	247,725
IAP Worldwide Services, Inc.(d)(e)			1,547,063	835,414
				1,083,139
Automotive–0.02%
Cabonline, Class D (Acquired 10/30/2023; Cost $71,316) (Sweden)(d)(h)			79,434,288	113,584
Cabonline, Class D1 (Acquired 10/30/2023; Cost $3) (Sweden)(d)(h)			2,795,619	297
Cabonline, Class D2 (Acquired 10/31/2023; Cost $2) (Sweden)(d)(h)			2,385,952	128
Muth Mirror Systems LLC(d)(e)			26,463	0
Muth Mirror Systems LLC, Wts.(d)(e)			177,476	0
				114,009
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Shares	Value
Beverage & Tobacco–0.00%
BrewCo Borrower LLC(d)	8,643	$6,991
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $7,937,680)(d)(h)	780	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $93,970)(d)(h)	9	0
		0
Business Equipment & Services–3.81%
Monitronics International, Inc. (Acquired 06/30/2023-10/27/2025; Cost $3,111,629)(d)(h)	156,298	6,839,600
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $3,866,578)(d)(h)	44,397	14,382,997
		21,222,597
Cable & Satellite Television–0.08%
Altice France S.A. (France)	25,680	469,509
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A (Acquired 09/19/2023; Cost $0) (Germany)(d)(h)(k)	26,510	0
Containers & Glass Products–0.41%
Libbey Glass LLC (Acquired 11/13/2020-09/05/2025; Cost $955,005)(d)(h)	208,906	2,260,363
Electronics & Electrical–0.00%
Sandvine Corp. (Acquired 06/28/2024; Cost $0)(d)(h)	5,262	0
Financial Intermediaries–0.19%
RJO Holdings Corp., Class A(d)	1,142	720,413
RJO Holdings Corp., Class B(d)	1,667	347,368
		1,067,781
Food Service–0.70%
Selecta Group B.V., Class A1 (Switzerland)(d)	26,387	3,087,534
Selecta Group B.V., Class A2 (Switzerland)(d)	6,985	817,313
		3,904,847
Forest Products–0.61%
NewLife Forest Restoration LLC(d)	47,707	3,402,950
Health Care–0.00%
SDB Holdco LLC (Specialty Dental Brands)(d)(e)	15,962,622	0
Home Furnishings–0.14%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $14,067)(h)	90,756	798,653
Industrial Equipment–0.01%
North American Lifting Holdings, Inc.	44,777	30,045
Leisure Goods, Activities & Movies–1.07%
Crown Finance US, Inc.	220,549	4,564,594
Hurtigruten Group AS (Acquired 02/12/2025; Cost $497,477) (Norway)(d)(h)	31,877	1,379,380
Hurtigruten Norway (Norway)(d)	6,420	50,989
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(h)	1,751	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(h)	862,319	1
Vue International Bidco PLC, Class A3 (United Kingdom)(d)(h)	536,769	1
Vue International Bidco PLC, Class A4 (United Kingdom)(d)	374,204	0
		5,994,965
Lodging & Casinos–0.46%
Aimbridge Acquisition Co., Inc.	35,839	2,428,092
Caesars Entertainment, Inc.(m)	7,110	165,450
		2,593,542
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

			Shares	Value
Oil & Gas–1.18%
McDermott International Ltd.(m)			106,169	$2,282,633
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,094,069)(d)(h)			132,022	17,163
Seadrill Ltd. (Norway)(m)			91,553	2,794,198
Tribune Resources LLC (Acquired 04/03/2018; Cost $1,719,591)(h)			337,847	1,478,081
				6,572,075
Radio & Television–0.12%
iHeartMedia, Inc., Class A(m)			166,688	655,084
iHeartMedia, Inc., Class B(d)(m)			42	142
				655,226
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.			390	40
Vivarte S.A.S.U. (France)(d)			241,195	0
				40
Surface Transport–0.32%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $670,459)(d)(h)			8,057	794,420
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/18/2023-08/20/2025; Cost $112,680)(d)(h)			221,672	138,545
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $704,842)(d)(h)			8,470	835,142
				1,768,107
Telecommunications–0.61%
MLN US HoldCo LLC (dba Mitel) (Acquired 06/20/2025; Cost $1,913,307)(d)(h)			531,081	3,393,608
Total Common Stocks & Other Equity Interests (Cost $64,313,420)				55,338,447
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–3.29%
Aerospace & Defense–0.20%
Rand Parent LLC (n)	8.50%	02/15/2030	$1,048	1,082,496
Building & Development–0.46%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	4.50%	04/01/2027	1,040	1,025,800
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(n)	6.75%	04/01/2032	273	279,055
QXO Building Products, Inc.(n)	6.75%	04/30/2032	655	685,665
Signal Parent, Inc. (Acquired 09/11/2023-09/27/2023; Cost $870,854)(d)(h)(n)	6.13%	04/01/2029	1,166	579,152
				2,569,672
Business Equipment & Services–0.54%
Allied Universal Holdco LLC (n)	7.88%	02/15/2031	2,012	2,119,998
Allied Universal Holdco LLC/Allied Universal Finance Corp.(n)	6.88%	06/15/2030	311	321,718
Cloud Software Group, Inc.(n)	8.25%	06/30/2032	41	43,264
Cloud Software Group, Inc.(n)	6.63%	08/15/2033	172	171,861
Garda World Security Corp. (Canada)(n)	6.50%	01/15/2031	332	341,096
				2,997,937
Cable & Satellite Television–0.57%
Altice Financing S.A. (Altice-Int’l) (Luxembourg) (n)	5.75%	08/15/2029	29	19,387
Altice Financing S.A. (Altice-Int’l) (Luxembourg)(n)	5.00%	01/15/2028	1,876	1,255,747
Altice France S.A. (France)(n)	6.88%	10/15/2030	457	451,233
Altice France S.A. (France)(n)	6.88%	07/15/2032	523	510,202
Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030	1,020	951,935
				3,188,504
Electronics & Electrical–0.33%
Diebold Nixdorf, Inc. (n)	7.75%	03/31/2030	325	345,871
ION Platform Finance US, Inc.(n)	7.88%	09/30/2032	673	642,087
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.(n)	9.00%	08/01/2029	861	860,943
				1,848,901
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–0.45%
Froneri Lux Finco S.a.r.l. (United Kingdom) (n)	6.00%	08/01/2032		$598	$604,247
Teasdale Foods, Inc. (Acquired 12/18/2020-09/30/2025; Cost $3,154,750)(d)(e)(h)	16.25%	06/18/2026		3,173	0
Viking Baked Goods Acquisition Corp.(n)	8.63%	11/01/2031		1,872	1,896,082
					2,500,329
Health Care–0.18%
Global Medical Response, Inc. (n)	7.38%	10/01/2032		131	138,134
Opal Bidco SAS (France) (Acquired 03/31/2025; Cost $588,000)(h)(n)	6.50%	03/31/2032		588	606,628
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(n)	6.75%	05/15/2034		304	273,949
					1,018,711
Industrial Equipment–0.03%
Chart Industries, Inc. (n)	7.50%	01/01/2030		182	189,861
Insurance–0.16%
Acrisure LLC/Acrisure Finance, Inc. (n)	6.75%	07/01/2032		89	91,234
Panther Escrow Issuer LLC(n)	7.13%	06/01/2031		751	777,208
					868,442
Publishing–0.04%
McGraw-Hill Education, Inc. (n)	7.38%	09/01/2031		196	203,413
Retailers (except Food & Drug)–0.23%
PetSmart LLC/PetSmart Finance Corp. (n)	7.50%	09/15/2032		1,287	1,300,073
Surface Transport–0.10%
Beacon Mobility Corp. (n)	7.25%	08/01/2030		534	559,290
Total U.S. Dollar Denominated Bonds & Notes (Cost $21,209,307)					18,327,629
Non-U.S. Dollar Denominated Bonds & Notes–2.01%(o)
Automotive–0.27%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $209,410)(h)(n)	10.00%	03/19/2028	SEK	2,386	243,241
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $433,886)(h)(n)	12.00%	03/19/2028	SEK	4,772	486,483
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $980,148)(h)(j)(n)	0.00%	04/19/2029	SEK	9,225	425,066
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(n)(p)	6.50%	09/30/2028	EUR	362	354,750
					1,509,540
Business Equipment & Services–0.07%
Pachelbel Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(n)(p)	6.32%	05/17/2031	EUR	341	401,281
Cable & Satellite Television–0.07%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)(n)	3.00%	01/15/2028	EUR	423	368,363
Cosmetics & Toiletries–0.22%
Bausch + Lomb Netherlands B.V. and Bausch & Lomb, Inc. (3 mo. EURIBOR + 3.88%)(n)(p)	5.87%	01/15/2031	EUR	1,048	1,235,981
Financial Intermediaries–0.62%
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.51%	12/15/2029	EUR	2,300	2,635,750
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.51%	12/15/2029	EUR	700	802,184
					3,437,934
Food Service–0.46%
Seagull Bidco Ltd. (Switzerland)(d)	15.00%	10/01/2030	EUR	2,190	2,541,127
Industrial Equipment–0.09%
Summer (BC) Holdco B S.a.r.l. (Luxembourg) (3 mo. EURIBOR + 4.25%)(n)(p)	6.31%	02/15/2030	EUR	471	519,939
Surface Transport–0.21%
Zenith Finco PLC (United Kingdom)(n)	6.50%	06/30/2027	GBP	1,203	1,200,589
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $11,882,582)					11,214,754
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Shares	Value
Preferred Stocks–1.19%(l)
Health Care–0.00%
SDB Holdco LLC (Specialty Dental Brands), Pfd.(d)(e)	7,745,021	$0
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd. (Acquired 05/07/2019-08/23/2019; Cost $258,485)(d)(h)	258,709	1,526
Surface Transport–1.19%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $918,945)(d)(h)	39,456	3,890,362
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045(d)(h)	27,709	2,732,107
		6,622,469
Total Preferred Stocks (Cost $4,219,865)		6,623,995
TOTAL INVESTMENTS IN SECURITIES(q)–150.97% (Cost $879,782,200)		841,804,670
BORROWINGS–(34.43)%		(192,000,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(17.76)%		(99,019,571)
OTHER ASSETS LESS LIABILITIES–1.22%		6,809,273
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$557,594,372
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	This variable rate interest will settle after November 30, 2025, at which time the interest rate will be determined.
(h)	Restricted security. The aggregate value of these securities at November 30, 2025 was $78,071,784, which represented 14.00% of the Trust’s Net Assets.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $500,964, which represented less than 1% of the Trust’s Net Assets.

(k)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2025 was $27,001,256, which represented 4.84% of the Trust’s Net Assets.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(q)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.
	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$31,225,043	$(31,225,043)	$-	$-	$-	$20,594
Invesco Treasury Portfolio, Institutional Class	-	57,989,365	(57,989,365)	-	-	-	44,411
Total	$-	$89,214,408	$(89,214,408)	$-	$-	$-	$65,005
The aggregate value of securities considered illiquid at November 30, 2025 was $313,874,005, which represented 56.29% of the Trust’s Net Assets.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/29/2025	Bank of New York Mellon (The)	USD	12,736,900	EUR	11,000,000	$46,066
12/29/2025	BNP Paribas S.A.	NOK	13,817,140	USD	1,374,290	8,793
12/29/2025	BNP Paribas S.A.	USD	13,297,725	EUR	11,464,515	25,047
12/29/2025	Canadian Imperial Bank of Commerce	USD	1,737,316	EUR	1,500,000	5,816
12/29/2025	Canadian Imperial Bank of Commerce	USD	2,578,798	GBP	1,953,002	6,412
12/29/2025	Citibank, N.A.	USD	22,295	GBP	16,960	155
12/29/2025	Citibank, N.A.	USD	1,422,873	SEK	13,532,928	12,949
12/29/2025	Morgan Stanley and Co. International PLC	USD	12,760,528	EUR	11,000,000	22,438
12/29/2025	Royal Bank of Canada	USD	1,351,599	NOK	13,817,140	13,898
12/29/2025	State Street Bank & Trust Co.	SEK	13,216,792	USD	1,405,711	3,430
Subtotal—Appreciation						145,004
Currency Risk
01/30/2026	Bank of New York Mellon (The)	EUR	11,000,000	USD	12,759,483	(44,274)
12/29/2025	BNP Paribas S.A.	EUR	34,964,515	USD	40,564,134	(67,702)
01/30/2026	BNP Paribas S.A.	EUR	11,464,515	USD	13,321,228	(23,214)
01/30/2026	BNP Paribas S.A.	SEK	167,068	USD	17,752	(5)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
01/30/2026	Canadian Imperial Bank of Commerce	GBP	1,953,002	USD	2,578,859	$(6,298)
01/30/2026	Citibank, N.A.	SEK	13,532,928	USD	1,425,615	(12,746)
01/30/2026	Morgan Stanley and Co. International PLC	EUR	11,000,000	USD	12,782,979	(20,778)
12/29/2025	Royal Bank of Canada	GBP	1,969,962	USD	2,594,040	(13,620)
12/29/2025	Royal Bank of Canada	SEK	143,157	USD	15,020	(168)
01/30/2026	Royal Bank of Canada	NOK	13,817,140	USD	1,351,416	(13,869)
12/29/2025	State Street Bank & Trust Co.	SEK	172,979	USD	18,272	(80)
01/30/2026	State Street Bank & Trust Co.	EUR	346,690	USD	402,817	(722)
Subtotal—Depreciation						(203,476)
Total Forward Foreign Currency Contracts						$(58,472)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$421,285,453	$329,014,392	$750,299,845
Common Stocks & Other Equity Interests	5,897,365	9,769,014	39,672,068	55,338,447
U.S. Dollar Denominated Bonds & Notes	—	17,748,477	579,152	18,327,629
Non-U.S. Dollar Denominated Bonds & Notes	—	8,673,627	2,541,127	11,214,754
Preferred Stocks	—	—	6,623,995	6,623,995
Total Investments in Securities	5,897,365	457,476,571	378,430,734	841,804,670
Other Investments - Assets*
Investments Matured	—	—	23,319,917	23,319,917
Forward Foreign Currency Contracts	—	145,004	—	145,004
	—	145,004	23,319,917	23,464,921
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(203,476)	—	(203,476)
Total Other Investments	—	(58,472)	23,319,917	23,261,445
Total Investments	$5,897,365	$457,418,099	$401,750,651	$865,066,115

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2025:
	Value 02/28/25*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 11/30/25
Variable Rate Senior Loan Interests	$311,161,644	$50,659,570	$(35,332,586)	$749,839	$(6,680,466)	$(297,846)	$19,947,693	$(11,193,456)	$329,014,392
Common Stocks & Other Equity Interests	26,315,739	7,481,463	(3,569,545)	—	2,539,043	6,905,368	—	—	39,672,068
Investments Matured	26,698,942	3,074,600	(378,134)	193,178	1,264	(6,269,933)	—	—	23,319,917
Preferred Stocks	8,790,052	—	—	—	—	(2,166,057)	—	—	6,623,995
Non-U.S. Dollar Denominated Bonds & Notes	3,478,769	2,500,440	(3,840,505)	120,232	4,214	277,977	—	—	2,541,127
U.S. Dollar Denominated Bonds & Notes	1,256,735	360,883	—	66,950	—	(1,858,359)	752,943	—	579,152
Total	$377,701,881	$64,076,956	$(43,120,770)	$1,130,199	$(4,135,945)	$(3,408,850)	$20,700,636	$(11,193,456)	$401,750,651
*Prior year balances have been adjusted for a change in security classification.
**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Invesco Senior Income Trust

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 11/30/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 329,014,392	Comparable Companies	EBITDA Multiple	3.25x - 11.68x	8.95x
		Discounted Cash Flow Model	Discount Rate	6.00% - 12.74%	13.38%
		Loan Origination Value	Original Cost	98.5% of Par	-
Common Stocks & Other Equity Interests	39,672,068	Comparable Companies	EBITDA Multiple	3.63x - 6.00x	5.24x
Investments Matured	23,319,917	Expected Recovery	Anticipated Proceeds	54.70% - 95.80% of Par	73.13% of Par
Preferred Stocks	6,623,995	Comparable Companies	EBITDA Multiple	8.75x	-
Non-U.S. Dollar Denominated Bonds & Notes	2,541,127	Third-Party Pricing	Broker Quote	116.03% of Par	-
U.S. Dollar Denominated Bonds & Notes	579,152	Comparable Companies	EBITDA Multiple	7.50x	-
Total	$ 401,750,651
Invesco Senior Income Trust